UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21268

                       Oppenheimer Total Return Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

            Date of reporting period: May 1, 2004 - October 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                                            30.6%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                           15.4
--------------------------------------------------------------------------------
U.S. Treasury                                                               9.9
--------------------------------------------------------------------------------
Tennessee Valley Authority                                                  3.6
--------------------------------------------------------------------------------
USAA Auto Owner Trust                                                       1.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Diversified Financial Services                                              2.7%
--------------------------------------------------------------------------------
Electric Utilities                                                          2.5
--------------------------------------------------------------------------------
Media                                                                       2.2
--------------------------------------------------------------------------------
Automobiles                                                                 1.9
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      1.8
--------------------------------------------------------------------------------
Insurance                                                                   1.7
--------------------------------------------------------------------------------
Real Estate                                                                 1.4
--------------------------------------------------------------------------------
Food Products                                                               1.1
--------------------------------------------------------------------------------
Food & Staples Retailing                                                    1.0
--------------------------------------------------------------------------------
Health Care Providers & Services                                            0.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on net assets.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Treasury                   9.9%
   Agency                    49.4
   AAA                       16.3
   AA                         0.5
   A                          4.5
   BBB                       10.2
   BB                         1.7
   Not Rated                  7.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2004, and are based on total investments.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 2/21/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%

CLASS B shares of the Fund were first publicly offered on 2/21/03. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since- inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 2/21/03. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 2/21/03. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     10 | OPPENHEIMER TOTAL RETURN BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     11 | OPPENHEIMER TOTAL RETURN BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING       ENDING          EXPENSES
                                ACCOUNT         ACCOUNT         PAID DURING
                                VALUE           VALUE           6 MONTHS ENDED
                                (5/1/04)        (10/31/04)      OCTOBER 31, 2004
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00       $1,038.10       $4.00
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00        1,021.22        3.97
--------------------------------------------------------------------------------
Class B Actual                   1,000.00        1,033.50        8.47
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00        1,016.84        8.40
--------------------------------------------------------------------------------
Class C Actual                   1,000.00        1,033.50        8.47
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00        1,016.84        8.40
--------------------------------------------------------------------------------
Class N Actual                   1,000.00        1,036.10        5.90
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00        1,019.36        5.85

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS                         EXPENSE RATIOS
--------------------------------------------------------------------------------
Class A                            0.78%
--------------------------------------------------------------------------------
Class B                            1.65
--------------------------------------------------------------------------------
Class C                            1.65
--------------------------------------------------------------------------------
Class N                            1.15

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                     12 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--15.8%
-----------------------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                       $    93,041         $     92,858
-----------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2004-A,
Cl. A2, 1.88%, 10/25/06                                                                         240,000              239,508
-----------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2002-3, Cl. A2A, 3.05%, 9/15/05                                                           46,485               46,558
-----------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                                          127,791              127,631
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                           79,130               78,980
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 1                                                        108,135              108,154
-----------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                           50,794               50,883
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                          123,850              123,926
Series 2003-3, Cl. 1A1, 2.013%, 8/25/17 2                                                         4,963                4,966
Series 2003-4, Cl. 1A1, 2.053%, 9/25/17 2                                                        42,521               42,546
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                                          80,000               79,773
Series 2004-1, Cl. 2A1, 2.043%, 9/25/21 2                                                       240,754              240,884
-----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                                            57,555               58,152
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                                             8,587                8,589
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                                            26,931               26,919
-----------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 1                                                      170,000              169,973
-----------------------------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                                             119,767              119,612
-----------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                          160,000              161,826
-----------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.033%, 5/25/33 2                                                        15,795               15,804
Series 2003-3, Cl. AF1, 2.053%, 8/25/33 2                                                        55,200               55,234
-----------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 1                                                     269,000              269,000
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2002-A, Cl. A3, 3.85%, 4/6/06                                                             93,159               93,349
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                                           115,378              115,386
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                           309,587              309,284
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                           90,000               90,066
-----------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl. A2, 2.13%, 10/15/06                                            350,000              349,526
-----------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07 1                                                           3,886                3,886
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                           139,494              139,138


                     13 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-1, Cl. A3, 1.92%, 11/20/06                                                      $   208,251         $    208,006
Series 2003-2, Cl. A2, 1.34%, 12/21/05                                                           28,404               28,407
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                           186,298              186,102
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                           235,417              235,075
-----------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06                                                          107,299              107,154
-----------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                          102,483              102,634
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                           314,081              313,808
-----------------------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                           160,000              159,592
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations:
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                                           79,560               79,598
Series 2004-A, Cl. A2, 2.55%, 1/15/07                                                           150,000              149,897
-----------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                           49,730               50,119
Series 2002-C, Cl. A3, 2.60%, 8/15/06                                                           121,993              122,216
Series 2003-C, Cl. A2, 1.62%, 4/17/06                                                            84,210               84,151
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                           180,000              179,452
-----------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 1.99%, 11/25/34 1,2                                                      110,000              110,069
-----------------------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                                            20,976               21,049
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                                            96,755               96,724
-----------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                           42,060               42,113
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                                            15,483               15,487
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                           430,000              428,912
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                           190,000              190,015
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities,
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                           190,000              189,814
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                                           77,563               77,534
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                                           134,087              133,910
-----------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                          140,000              139,916
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                         305,568              305,239
-----------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                                           279,342              279,862
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                          243,033              242,752
Series 2004-1, Cl. A2A, 2.59%, 5/15/07 3                                                        190,000              190,000
                                                                                                                -------------
Total Asset-Backed Securities (Cost $7,701,323)                                                                    7,692,018


                     14 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--70.4%
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--62.1%
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--61.9%
Federal Home Loan Mortgage Corp.:
5%, 12/1/34 3                                                                               $ 2,129,000         $  2,117,691
5.50%, 1/1/34                                                                                   104,351              106,445
5.50%, 11/1/34-12/1/34 3                                                                      1,356,000            1,379,291
6.50%, 11/1/28                                                                                  117,649              124,069
7%, 11/1/32-11/1/33                                                                             446,024              474,450
7%, 10/1/31-11/1/34 3                                                                         3,600,724            3,823,096
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates, Series 2046, Cl. G, 6.50%, 4/15/28                  724,271              753,715
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Structured Pass-Through Securities, Series T-42, Cl. A2, 5.50%, 2/25/42 1                             8                    8
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                               50,585               51,115
Series 2034, Cl. Z, 6.50%, 2/15/28                                                               92,130               95,942
Series 2053, Cl. Z, 6.50%, 4/15/28                                                              103,639              108,160
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                             118,481              123,604
Series 2075, Cl. D, 6.50%, 8/15/28                                                              281,202              293,627
Series 2080, Cl. Z, 6.50%, 8/15/28                                                               79,724               82,485
Series 2387, Cl. PD, 6%, 4/15/30                                                                168,460              174,816
Series 2466, Cl. PD, 6.50%, 4/15/30                                                              67,582               68,120
Series 2498, Cl. PC, 5.50%, 10/15/14                                                             21,789               22,037
Series 2500, Cl. FD, 2.37%, 3/15/32 2                                                            45,033               45,155
Series 2526, Cl. FE, 2.27%, 6/15/29 2                                                            41,310               41,576
Series 2551, Cl. FD, 2.27%, 1/15/33 2                                                            34,686               34,890
Series 2551, Cl. TA, 4.50%, 2/15/18                                                              65,210               65,238
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, (2.40)%, 6/1/26 4                                                            79,065               14,789
Series 183, Cl. IO, (3.052)%, 4/1/27 4                                                          131,937               24,382
Series 184, Cl. IO, (0.711)%, 12/1/26 4                                                         130,222               24,925
Series 192, Cl. IO, 1.541%, 2/1/28 4                                                             35,938                6,242
Series 200, Cl. IO, 0.982%, 1/1/29 4                                                             43,333                7,629
Series 2130, Cl. SC, 14.971%, 3/15/29 4                                                          96,290                9,765
Series 2796, Cl. SD, 23.275%, 7/15/26 4                                                         137,360               12,743
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 7.358%, 6/1/26 5                                       38,839               34,552
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 11/1/19 3                                                                                984,000              986,767
5%, 6/1/17-7/1/17                                                                               646,036              660,579
5%, 11/1/19-11/1/34 3                                                                         1,225,000            1,233,446
5.50%, 11/1/19-9/1/34                                                                         5,058,039            5,215,886
5.50%, 11/1/34 3                                                                              1,936,000            1,971,696
6%, 11/1/34 3                                                                                   845,000              876,159
6.50%, 10/1/30                                                                                   49,363               52,067


                     15 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
6.50%, 11/1/34 3                                                                            $   670,000         $    704,547
7%, 7/1/32-7/1/34                                                                               965,599            1,026,950
7%, 11/1/34 3                                                                                 5,044,000            5,356,098
8.50%, 7/1/32                                                                                     8,906                9,692
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                            215,338              226,912
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                               342,278              359,648
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                               47,722               48,047
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                               92,301               93,229
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                               87,855               89,780
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                               72,094               74,390
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                               31,893               32,401
Trust 2002-50, Cl. PD, 6%, 9/25/27                                                               86,203               86,478
Trust 2002-77, Cl. WF, 2.289%, 12/18/32 2                                                        55,789               56,046
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                           138,275              138,819
Trust 2003-21, Cl. FK, 2.333%, 3/25/33 2                                                         98,289               98,808
Trust 2003-81, Cl. PA, 5%, 2/25/12                                                               42,233               42,515
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, (1.846)%, 2/1/32 4                                                             91,078               16,677
Trust 2002-38, Cl. SO, 27.335%, 4/25/32 4                                                       187,614               13,844
Trust 2002-47, Cl. NS, 16.262%, 4/25/32 4                                                       178,048               17,263
Trust 2002-51, Cl. S, 16.591%, 8/25/32 4                                                        163,503               15,854
Trust 2002-77, Cl. IS, 21.643%, 12/18/32 4                                                      319,639               30,067
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, (5.423)%, 6/1/23 4                                                            253,804               45,173
Trust 240, Cl. 2, (2.683)%, 9/1/23 4                                                            386,109               72,304
Trust 252, Cl. 2, (3.173)%, 11/1/23 4                                                           199,208               39,353
Trust 254, Cl. 2, (0.384)%, 1/1/24 4                                                            100,056               19,506
Trust 273, Cl. 2, (2.295)%, 7/1/26 4                                                             57,011               10,003
Trust 321, Cl. 2, (7.439)%, 3/1/32 3,4                                                          933,830              173,427
Trust 333, Cl. 2, 1.99%, 3/1/33 4                                                               128,992               27,340
Trust 334, Cl. 17, (36.239)%, 2/1/33 4                                                          156,349               26,981
Trust 2001-81, Cl. S, 22.192%, 1/25/32 4                                                        100,186               10,635
Trust 2002-9, Cl. MS, 17.604%, 3/25/32 4                                                        117,566               12,113
Trust 2002-52, Cl. SD, 13.708%, 9/25/32 4                                                       215,245               20,052
Trust 2002-77, Cl. SH, 24.146%, 12/18/32 4                                                      119,067               12,198
Trust 2004-54, Cl. DS, 25.719%, 11/25/30 4                                                      192,273               16,654
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 10.518%, 9/25/23 5                                              81,747               72,296
                                                                                                                -------------
                                                                                                                  30,213,257


                     16 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 16.854%, 1/16/27 4                                                  $   303,162         $     27,292
Series 2002-15, Cl. SM, 12.374%, 2/16/32 4                                                      306,555               29,764
Series 2002-76, Cl. SY, 11.456%, 12/16/26 4                                                     359,734               36,193
Series 2004-11, Cl. SM, 13.01%, 1/17/30 4                                                       145,255               13,499
                                                                                                                -------------
                                                                                                                     106,748

-----------------------------------------------------------------------------------------------------------------------------
PRIVATE--8.3%
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.2%
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                         183,399              183,714
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                                         183,722              183,316
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                          323,864              337,246
Series 2004-8, Cl. 5A1, 6.50%, 9/25/34                                                          268,106              277,908
-----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                               247,411              248,672
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 2.113%, 10/25/34 2                                                     249,773              249,675
-----------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                  110,000              119,743
-----------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                         215,000              217,222
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                         120,000              122,673
-----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                            93,380              100,550
-----------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                           70,000               72,240
-----------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 04-12,
l. 3A1, 4.593%, 12/25/34                                                                        420,000              420,000
-----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                       151,931              152,406
-----------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34                                              251,558              252,726
-----------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                           130,000              142,454
-----------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                   182,000              212,518
-----------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2003-AR12, Cl. A2, 2.446%, 2/25/34 2                          153,264              153,393
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                                       344,862              345,832
Series 2004-W, Cl. A2, 4.641%, 11/25/34                                                         230,000              230,925
                                                                                                                -------------
                                                                                                                   4,023,213


                     17 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                                    $    35,588         $     35,585
                                                                                                                -------------
Total Mortgage-Backed Obligations (Cost $34,311,551)                                                              34,378,803

-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--24.1%
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 2.75%, 10/15/06 6                                          370,000              369,922
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 6.875%, 9/15/10                                   300,000              347,624
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                                                                  895,000              924,503
6.375%, 6/15/09                                                                                 300,000              335,643
7.25%, 5/15/30                                                                                  200,000              255,734
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                                110,000              118,048
Series A, 6.79%, 5/23/12                                                                      1,833,000            2,130,626
Series C, 4.75%, 8/1/13                                                                         145,000              148,917
Series C, 6%, 3/15/13                                                                           140,000              156,526
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                                 487,000              529,099
5.50%, 8/15/28                                                                                  165,000              179,747
6.875%, 8/15/25                                                                               1,310,000            1,664,008
STRIPS, 1.30%, 2/15/11 7                                                                        555,000              440,446
STRIPS, 3.81%, 2/15/13 7                                                                      1,389,000              993,013
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
2.50%, 9/30/06                                                                                2,175,000            2,173,897
3%, 2/15/08                                                                                     870,000              873,025
4.25%, 11/15/13                                                                                 143,000              145,950
                                                                                                                -------------
Total U.S. Government Obligations (Cost $11,761,361)                                                              11,786,728

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
-----------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $82,391)                                        75,000               85,388

-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--24.5%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.2%
-----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Delphi Automotive Systems Corp., 6.50% Nts., 5/1/09                                              80,000               83,908
-----------------------------------------------------------------------------------------------------------------------------
Lear Corp.:
7.96% Sr. Unsec. Nts., Series B, 5/15/05                                                         85,000               87,256
8.11% Sr. Unsec. Nts., Series B, 5/15/09                                                         95,000              109,193
                                                                                                                -------------
                                                                                                                     280,357


                     18 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.9%
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                                         $    50,000         $     50,499
-----------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts., 1/15/08                         175,000              180,429
-----------------------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                           55,000               62,470
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32                                              105,000              117,744
-----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25% Nts., 3/2/11                                             310,000              329,584
-----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                                           15,000               15,652
-----------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                          180,000              187,080
                                                                                                                -------------
                                                                                                                     943,458

-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                                     75,000               82,831
-----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                                   39,000               42,169
-----------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                               195,000              210,158
                                                                                                                -------------
                                                                                                                     335,158

-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                                          90,000               99,000
-----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                                          85,000               94,988
-----------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                                     105,000              111,689
-----------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                         90,000              101,250
                                                                                                                -------------
                                                                                                                     406,927

-----------------------------------------------------------------------------------------------------------------------------
MEDIA--2.2%
Clear Channel Communications, Inc., 8% Sr. Unsec. Nts., 11/1/08 3                               205,000              233,271
-----------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 6.40% Sr. Unsec. Nts., 8/1/08                                         145,000              156,066
-----------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                                         90,000               90,130
-----------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                        220,000              283,866
-----------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                                    90,000              115,526
-----------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                                 29,000               28,747
3.50% Sr. Unsec. Nts., 10/15/07                                                                 155,000              154,485
                                                                                                                -------------
                                                                                                                   1,062,091

-----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                               150,000              165,397
-----------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10                                                          190,000              218,500
-----------------------------------------------------------------------------------------------------------------------------
May Department Stores Co. (The), 3.95% Nts., 7/15/07 8                                           15,000               15,164
                                                                                                                -------------
                                                                                                                     399,061


                     19 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Gap, Inc. (The), 6.90% Nts., 9/15/07 1                                                      $    80,000         $     87,200
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Food Lion, Inc., 7.55% Nts., 4/15/07                                                            125,000              135,825
-----------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                                       135,000              150,272
-----------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 2.50% Nts., 11/1/05                                                              195,000              194,426
                                                                                                                -------------
                                                                                                                     480,523

-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                           110,000              115,884
-----------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                      170,000              172,505
-----------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                           230,000              241,064
                                                                                                                -------------
                                                                                                                     529,453

-----------------------------------------------------------------------------------------------------------------------------
ENERGY--0.7%
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--0.7%
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                                105,000              117,338
-----------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                               90,000               99,840
-----------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                                60,000               74,100
-----------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 8                          63,521               62,565
                                                                                                                -------------
                                                                                                                     353,843

-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.2%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                             15,000               16,893
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                            3,000                3,069
-----------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                    15,000               16,660
-----------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                               115,000              117,077
7.75% Unsec. Sub. Nts., 5/1/10                                                                   10,000               11,795
                                                                                                                -------------
                                                                                                                     148,601

-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                             60,000               60,381
-----------------------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                                           250,000              256,826
-----------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                            75,000               89,409
-----------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                                    50,000               50,361
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                                 140,000              154,723
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                             20,000               21,920
-----------------------------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                                                      170,000              179,259


                     20 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Merrill Lynch & Co., Inc., 4.125% Nts., 9/10/09                                             $   210,000         $    211,623
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                               70,000               79,011
-----------------------------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 2.33% Nts., 7/21/05 2,8                                                220,000              220,025
                                                                                                                -------------
                                                                                                                   1,323,538

-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.7%
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                                     40,000               40,863
-----------------------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                            90,000              117,757
-----------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                               50,000               49,253
-----------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                                            145,000              172,251
-----------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Nts., 7/15/14                                               125,000              122,403
-----------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                                     105,000              135,570
-----------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                                       145,000              183,772
                                                                                                                -------------
                                                                                                                     821,869

-----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.4%
EOP Operating LP, 6.763% Sr. Unsec. Nts., 6/15/07                                                98,000              105,816
-----------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B, 1/15/09                                                        90,000               91,964
8.75% Sr. Unsec. Nts., 8/15/08                                                                   65,000               75,470
-----------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                                 115,000              118,876
-----------------------------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                                         80,000               87,613
-----------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                       195,000              204,942
                                                                                                                -------------
                                                                                                                     684,681

-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.9%
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                                     190,000              200,353
-----------------------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                                         225,000              245,284
                                                                                                                -------------
                                                                                                                     445,637

-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.3%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                                             15,000               15,653
-----------------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                      26,000               27,902
-----------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                                135,000              155,858
-----------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                                                        120,000              123,173
                                                                                                                -------------
                                                                                                                     322,586


                     21 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                      $   215,000         $    212,475
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                              85,000               90,525
-----------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7% Sr. Nts., 7/15/28                                                     70,000               78,354
                                                                                                                -------------
                                                                                                                     168,879

-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 8                                75,000               78,730
-----------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
5.875% Unsec. Unsub. Nts., 11/1/04                                                               21,000               21,000
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                          135,000              140,979
6.75% Sr. Unsub. Nts., 2/15/11                                                                   61,000               69,081
                                                                                                                -------------
                                                                                                                     309,790

-----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Canadian National Railway Co., 4.25% Nts., 8/1/09                                                29,000               29,541
-----------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                           85,000               92,618
                                                                                                                -------------
                                                                                                                     122,159

-----------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.1%
-----------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                                              39,000               39,411
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
British Telecommunications plc:
7.875% Nts., 12/15/05                                                                           120,000              126,795
8.125% Nts., 12/15/10                                                                           100,000              121,496
-----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                             34,000               39,270
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                           125,000              150,768
-----------------------------------------------------------------------------------------------------------------------------
France Telecom SA:
8.50% Sr. Unsec. Nts., 3/1/11                                                                    50,000               60,127
9.25% Sr. Unsec. Nts., 3/1/31 2                                                                  55,000               74,466
-----------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                                                                 100,000              105,212
8.75% Nts., 3/15/32                                                                              80,000              105,145
-----------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                               85,000               85,961
                                                                                                                -------------
                                                                                                                     869,240

-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                                     140,000              154,411


                     22 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                                                              PRINCIPAL                VALUE
                                                                                                 AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.9%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.5%
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                                     $   105,000         $    110,657
8.125% Unsec. Nts., Series B, 7/15/05                                                            50,000               51,860
-----------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                                       26,000               26,344
-----------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                        80,000               95,339
-----------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                   100,000              105,087
-----------------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                                          120,000              124,491
-----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                        90,000               93,693
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                      105,000              120,014
-----------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1,2                                    100,000              112,250
-----------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                                130,000              139,333
-----------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                                             95,000              102,125
-----------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07                                               65,000               76,538
-----------------------------------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08                                    85,000               92,126
                                                                                                                -------------
                                                                                                                   1,249,857

-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.4%
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                              30,000               29,974
7.875% Sr. Unsec. Nts., 11/15/10                                                                125,000              148,561
                                                                                                                -------------
                                                                                                                     178,535
                                                                                                                -------------
Total Corporate Bonds and Notes (Cost $11,731,225)                                                                11,946,633

-----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.5%
-----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.78% in joint repurchase agreement (Principal Amount/Value
$595,058,000, with a maturity value of $595,147,755) with UBS Warburg LLC, 1.81%, dated 10/29/04, to be repurchased at $4,627,698 on 11/1/04, collateralized by Federal
National Mortgage Assn., 5.50%, 1/1/34--4/1/34, with a value of
$607,720,116 (Cost $4,627,000)                                                                4,627,000            4,627,000

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $70,214,851)                                                    144.5%          70,516,570
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (44.5)         (21,717,668)
                                                                                                  ---------------------------
NET ASSETS                                                                                        100.0%        $ 48,798,902
                                                                                                  ===========================


                     23 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. See Note 7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after October 31, 2004. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $786,667 or 1.61% of the Fund's net assets as of October 31, 2004.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $106,848 or 0.22% of the Fund's net assets as of October 31, 2004.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $199,958. See Note 5 of Notes to Financial Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $959,439 or 1.97% of the Fund's net assets as of October 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     24 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2004
--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $70,214,851)--see accompanying statement of investments          $70,516,570
--------------------------------------------------------------------------------------------------------
Cash                                                                                             611,700
--------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                          3,528
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $5,890,305 sold on a when-issued basis or forward commitment)      6,117,907
Interest, dividends and principal paydowns                                                       375,500
Shares of beneficial interest sold                                                               168,725
Futures margins                                                                                    9,032
Other                                                                                              1,174
                                                                                             -----------
Total assets                                                                                  77,804,136

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $28,175,918 purchased on a when-issued basis
or forward commitment)                                                                        28,874,910
Dividends                                                                                         79,911
Shareholder communications                                                                        15,755
Shares of beneficial interest redeemed                                                             7,904
Transfer and shareholder servicing agent fees                                                      4,697
Distribution and service plan fees                                                                 4,448
Trustees' compensation                                                                               365
Other                                                                                             17,244
                                                                                             -----------
Total liabilities                                                                             29,005,234

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $48,798,902
                                                                                             ===========

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $     4,786
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    48,055,755
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  6,761
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                     436,451
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       295,149
                                                                                             -----------
NET ASSETS                                                                                   $48,798,902
                                                                                             ===========


                     25 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $38,870,858 and
3,812,158 shares of beneficial interest outstanding)                                               $10.20
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)    $10.71
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $3,703,339 and 363,192 shares of
beneficial interest outstanding)                                                                   $10.20
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,624,902 and 453,711 shares of
beneficial interest outstanding)                                                                   $10.19
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,599,803 and 156,879 shares of
beneficial interest outstanding)                                                                   $10.20

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     26 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED OCTOBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $ 702,602
--------------------------------------------------------------------------------
Fee income                                                              271,562
                                                                      ----------
Total investment income                                                 974,164

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         112,971
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  13,942
Class B                                                                  16,344
Class C                                                                  18,117
Class N                                                                   3,106
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  11,433
Class B                                                                   7,301
Class C                                                                   6,068
Class N                                                                   1,640
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   5,683
Class B                                                                   4,136
Class C                                                                   3,475
Class N                                                                     552
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              12,100
--------------------------------------------------------------------------------
Trustees' compensation                                                    3,599
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 841
--------------------------------------------------------------------------------
Other                                                                     8,063
                                                                      ----------
Total expenses                                                          229,371
Less reduction to custodian expenses                                       (520)
Less payments and waivers of expenses                                   (22,528)
                                                                      ----------
Net expenses                                                            206,323

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   767,841


                     27 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                           $  167,094
Closing of futures contracts                                               6,288
Swap contracts                                                               982
                                                                      ----------
Net realized gain                                                        174,364
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                              710,460
Futures contracts                                                         25,031
Swap contracts                                                            28,379
                                                                      ----------
Net change in unrealized appreciation (depreciation)                     763,870

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,706,075
                                                                      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     28 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS                YEAR
                                                                                         ENDED               ENDED
                                                                              OCTOBER 31, 2004           APRIL 30,
                                                                                   (UNAUDITED)                2004
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $    767,841        $    995,619
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      174,364             526,743
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                   763,870            (695,353)
                                                                                  ---------------------------------
Net increase in net assets resulting from operations                                 1,706,075             827,009

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                               (657,185)           (937,199)
Class B                                                                                (43,452)            (49,017)
Class C                                                                                (48,268)            (34,611)
Class N                                                                                (19,718)             (9,716)
-------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                     --            (179,397)
Class B                                                                                     --             (14,472)
Class C                                                                                     --             (10,826)
Class N                                                                                     --              (2,729)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              2,588,702           8,253,430
Class B                                                                                738,092           2,136,318
Class C                                                                              1,603,981           2,587,144
Class N                                                                                738,090             821,065

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase                                                                       6,606,317          13,386,999
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 42,192,585          28,805,586
                                                                                  ---------------------------------
End of period (including accumulated net investment income
of $6,761 and $7,543, respectively)                                               $ 48,798,902        $ 42,192,585
                                                                                  =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              SIX MONTHS                                  YEAR
                                                                   ENDED                                 ENDED
                                                        OCTOBER 31, 2004                             APRIL 30,
CLASS A                                                      (UNAUDITED)               2004             2003 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .18                .28                .03
Net realized and unrealized gain (loss)                              .20               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .38                .26                .11
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.18)              (.29)              (.03)
Distributions from net realized gain                                  --               (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.18)              (.34)              (.03)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.20         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                  3.81%              2.64%              1.14%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $   38,871         $   35,522         $   27,598
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $   36,872         $   32,578         $   26,027
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                               3.53%              2.78%              1.77%
Total expenses                                                      0.78%              0.79%              1.29%
Expenses after payments and waivers and reduction
to custodian expenses                                                N/A 4,5           0.73%              0.90%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               45% 6             131% 7              77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of management fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $141,567,145 and $140,008,148, respectively.

7. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $51,383,611 and $65,310,686, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                              SIX MONTHS                                  YEAR
                                                                   ENDED                                 ENDED
                                                        OCTOBER 31, 2004                             APRIL 30,
CLASS B                                                      (UNAUDITED)               2004             2003 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    10.00         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .13                .19                .02
Net realized and unrealized gain (loss)                              .20               (.02)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .33                .17                .10
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.13)              (.20)              (.02)
Distributions from net realized gain                                  --               (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.13)              (.25)              (.02)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.20         $    10.00         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                  3.35%              1.69%              0.97%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    3,703         $    2,896         $      798
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    3,253         $    2,444         $      340
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                               2.65%              1.91%              0.85%
Total expenses                                                      2.21%              2.20%              2.36%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.65%              1.65%              1.65%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               45% 4             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $141,567,145 and $140,008,148, respectively.

5. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $51,383,611 and $65,310,686, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                              SIX MONTHS                                  YEAR
                                                                   ENDED                                 ENDED
                                                        OCTOBER 31, 2004                             APRIL 30,
CLASS C                                                      (UNAUDITED)               2004             2003 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     9.99         $    10.08         $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .13                .19                .02
Net realized and unrealized gain (loss)                              .20               (.03)               .08
                                                              -------------------------------------------------
Total from investment operations                                     .33                .16                .10
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.13)              (.20)              (.02)
Distributions from net realized gain                                  --               (.05)                --
                                                              -------------------------------------------------
Total dividends and/or distributions to shareholders                (.13)              (.25)              (.02)
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                $    10.19         $     9.99         $    10.08
                                                              =================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                  3.35%              1.60%              0.96%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $    4,625         $    2,943         $      388
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $    3,613         $    1,679         $      126
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                               2.65%              1.95%              0.59%
Total expenses                                                      2.12%              2.12%              2.28%
Expenses after payments and waivers and reduction
to custodian expenses                                               1.65%              1.65%              1.65%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               45% 4             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $141,567,145 and $140,008,148, respectively.

5. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $51,383,611 and $65,310,686, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                             SIX MONTHS                                  YEAR
                                                                  ENDED                                 ENDED
                                                       OCTOBER 31, 2004                             APRIL 30,
CLASS N                                                     (UNAUDITED)               2004             2003 1
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    10.00         $    10.08         $    10.00
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .16                .24                .03
Net realized and unrealized gain (loss)                             .20               (.02)               .08
                                                             -------------------------------------------------
Total from investment operations                                    .36                .22                .11
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.16)              (.25)              (.03)
Distributions from net realized gain                                 --               (.05)                --
                                                             -------------------------------------------------
Total dividends and/or distributions to shareholders               (.16)              (.30)              (.03)
--------------------------------------------------------------------------------------------------------------

Net asset value, end of period                               $    10.20         $    10.00         $    10.08
                                                             =================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                 3.61%              2.20%              1.08%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $    1,600         $      831         $       22
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $    1,241         $      386         $        6
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                              3.15%              2.40%              1.50%
Total expenses                                                     1.45%              1.34%              2.63%
Expenses after payments and waivers and reduction
to custodian expenses                                              1.15%              1.15%              1.15%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              45% 4             131% 5              77%

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $141,567,145 and $140,008,148, respectively.

5. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $51,383,611 and $65,310,686, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Total Return Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of October 31, 2004, the Manager owned 52% of the Fund's shares. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                     34 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2004, the Fund had purchased $28,175,918 of securities on a when-issued basis or forward commitment and sold $5,890,305 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                     35 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of October 31, 2004, the Fund had no capital loss carryforward available for federal income tax purposes. During the year ended April 30, 2004, the Fund had no capital loss carryforwards to offset realized capital gains.

      As of April 30, 2004, the Fund had available for federal income tax purposes post-October losses of $78,136.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets


                     36 | OPPENHEIMER TOTAL RETURN BOND FUND
and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED OCTOBER 31, 2004         YEAR ENDED APRIL 30, 2004
                                      SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                                 440,711     $  4,417,448        1,097,321     $ 11,099,906
Dividends and/or
distributions reinvested              18,675          188,169           23,011          231,801
Redeemed                            (201,037)      (2,016,915)        (304,660)      (3,078,277)
                                    ------------------------------------------------------------
Net increase                         258,349     $  2,588,702          815,672     $  8,253,430
                                    ============================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                                 117,287     $  1,177,474          338,504     $  3,425,891
Dividends and/or
distributions reinvested               3,750           37,796            5,465           55,025
Redeemed                             (47,577)        (477,178)        (133,432)      (1,344,598)
                                    ------------------------------------------------------------
Net increase                          73,460     $    738,092          210,537     $  2,136,318
                                    ============================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                                 191,641     $  1,927,038          299,731     $  3,028,348
Dividends and/or
distributions reinvested               4,548           45,859            4,441           44,736
Redeemed                             (36,975)        (368,916)         (48,158)        (485,940)
                                    ------------------------------------------------------------
Net increase                         159,214     $  1,603,981          256,014     $  2,587,144
                                    ============================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                                  83,892     $    840,428           97,335     $    983,787
Dividends and/or
distributions reinvested               1,937           19,536            1,242           12,515
Redeemed                             (12,112)        (121,874)         (17,548)        (175,237)
                                    ------------------------------------------------------------
Net increase                          73,717     $    738,090           81,029     $    821,065
                                    ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended October 31, 2004, were $19,071,516 and $10,594,442, respectively. There were purchases of $6,860,421 and sales of $5,984,001 of U.S. government and government agency obligations for the six months ended October 31, 2004. In addition, there were purchases of $141,567,145 and sales of $140,008,148 of To Be Announced (TBA) mortgage-related securities for the six months ended October 31, 2004.


                     37 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets of the Fund, 0.475% of the next $500 million, and 0.45% of average annual net assets in excess of $750 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2004, the Fund paid $22,912 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $107,095, $64,599 and $35,306, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and


                     38 | OPPENHEIMER TOTAL RETURN BOND FUND
the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A           CLASS B           CLASS C          CLASS N
                               CLASS A         CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                             FRONT-END           DEFERRED          DEFERRED          DEFERRED         DEFERRED
                         SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                           RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
SIX MONTHS ENDED           DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
October 31, 2004               $28,405               $ --            $9,523              $351           $1,007

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse expenses such that "Total Annual Operating Expenses" will not exceed 0.90% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and 1.15% for Class N shares, respectively. During the six months ended October 31, 2004, the Manager reimbursed the Fund $1,130, $9,291, $8,675 and $1,910 for Class A, Class B, Class C and Class N shares, respectively. The voluntary waiver described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended October 31, 2004, OFS waived $1,466 and $56 for Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in


                     39 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

5. FUTURES CONTRACTS Continued

the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of October 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                  VALUATION AS OF           UNREALIZED
                                 EXPIRATION        NUMBER OF          OCTOBER 31,         APPRECIATION
CONTRACT DESCRIPTION                  DATES        CONTRACTS                 2004       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    12/20/04               22           $2,504,563           $   22,893
U.S. Treasury Nts., 10 yr.         12/20/04               34            3,861,125               30,723
                                                                                            -----------
                                                                                                53,616
                                                                                            -----------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.          12/30/04               44            9,317,688               (8,986)
U.S. Treasury Nts., 5 yr.          12/20/04               61            6,793,875              (54,728)
                                                                                            -----------
                                                                                               (63,714)
                                                                                            -----------
                                                                                            $  (10,098)
                                                                                            ===========

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


                     40 | OPPENHEIMER TOTAL RETURN BOND FUND

As of October 31, 2004, the Fund had entered into the following total return swap agreements:

                                              PAID BY           RECEIVED BY
                                          THE FUND AT           THE FUND AT
                         NOTIONAL         OCTOBER 31,           OCTOBER 31,      TERMINATION       UNREALIZED
SWAP COUNTERPARTY          AMOUNT                2004                  2004            DATES     APPRECIATION
-------------------------------------------------------------------------------------------------------------
                                                                   Value of
                                            One-Month       total return of
                                        LIBOR less 50       Lehman Brothers
Deutsche Bank AG         $370,000        basis points            CMBS Index           1/1/05         $  1,828
                                                                   Value of
                                            One-Month       total return of
Goldman Sachs                                   LIBOR       Lehman Brothers
Capital Markets LP        370,000            BBA Rate            CMBS Index          3/31/05            1,700
                                                                                                     --------
                                                                                                     $  3,528
                                                                                                     ========

Index abbreviations are as follows:

CMBS        Commercial Mortgage Backed Securities Markets
LIBOR       London-Interbank Offered Rate
LIBOR BBA   London-Interbank Offered Rate British Bankers Association

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of October 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of October 31, 2004 was $1,296,438, which represents 2.66% of the Fund's net assets.

--------------------------------------------------------------------------------
8. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.


                     41 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. LITIGATION Continued

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                     42 | OPPENHEIMER TOTAL RETURN BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     43 | OPPENHEIMER TOTAL RETURN BOND FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

      Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

      The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)